Reportable segments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Revenue	$ 2,265,803	$ 2,157,323	$ 1,939,322
Investments accounted for using equity method	111,549	152,630	133,140
Intangible assets other than goodwill	188,283	113,787	109,439
Goodwill	34,718	37,972	37,972	$ 37,972
Property, plant and equipment	1,454,823	1,429,354	1,532,710
Investment property	0	0	0
Other non-current assets	27,540	19,262	24,690
Non-current assets that are not financial instruments	1,816,913	1,759,210	1,820,007
Chile [Member]
Revenue	189,349	140,764	162,477
Investments accounted for using equity method	(6,588)	(5,513)	0
Intangible assets other than goodwill	110,544	113,152	109,227
Goodwill	22,535	23,731	23,731
Property, plant and equipment	1,445,349	1,421,141	1,526,992
Investment property	0	0	0
Other non-current assets	17,111	19,234	24,551
Non-current assets that are not financial instruments	1,588,951	1,571,745	1,684,501
Latin America and the Caribbean [Member]
Revenue	180,189	228,759	240,607
Investments accounted for using equity method	0	33,065	5,000
Intangible assets other than goodwill	0	0	0
Goodwill	86	6,290	86
Property, plant and equipment	347	313	234
Investment property	0	0	0
Other non-current assets	23	28	139
Non-current assets that are not financial instruments	456	39,696	5,459
Europe [Member]
Revenue	479,664	1,048,556	411,807
Investments accounted for using equity method	61,256	33,318	25,009
Intangible assets other than goodwill	386	453	0
Goodwill	11,373	11,374	11,373
Property, plant and equipment	4,451	3,857	3,521
Investment property	0	0	0
Other non-current assets	0	0	0
Non-current assets that are not financial instruments	77,466	49,002	39,903
North America [Member]
Revenue	471,515	441,377	416,380
Investments accounted for using equity method	16,115	15,193	13,456
Intangible assets other than goodwill	152	182	211
Goodwill	724	724	724
Property, plant and equipment	3,098	2,469	2,536
Investment property	0	0	0
Other non-current assets	(892)	0	0
Non-current assets that are not financial instruments	19,197	18,568	16,927
Asia and others [Member]
Revenue	945,086	297,867	708,051
Investments accounted for using equity method	40,766	76,567	69,675
Intangible assets other than goodwill	77,201	0	1
Goodwill	0	2,058	2,058
Property, plant and equipment	1,578	1,574	1,483
Investment property	0	0	0
Other non-current assets	11,298	0	0
Non-current assets that are not financial instruments	$ 130,843	$ 80,199	$ 73,217